FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
FINANCIAL ASSETS AND LIABILITIES
Financial assets	$ 137,834	$ 138,985	$ 140,929
Financial liabilities	469,538	455,078
Amortized cost
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	279,223	276,373
FVTPL
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	190,315	178,705
Trade and other payables
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	22,255	26,644	26,644
Trade and other payables | Amortized cost
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	22,255	26,644
Amounts due to related parties
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	211		28
Amounts due to related parties | Amortized cost
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	211
Current borrowings
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	49,700	19,702
Current borrowings | Amortized cost
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	49,700	19,702
Other current liabilities
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	130,323	120,820	120,820
Other current liabilities | FVTPL
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	130,323	120,820
Non-current borrowings
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	207,057	230,027
Non-current borrowings | Amortized cost
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	207,057	230,027
Other non-current liabilities
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	59,992	57,885	$ 57,885
Other non-current liabilities | FVTPL
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	59,992	57,885
Amortised cost
FINANCIAL ASSETS AND LIABILITIES
Financial assets	112,259	119,813
FVTPL
FINANCIAL ASSETS AND LIABILITIES
Financial assets	25,575	19,172
Cash and cash equivalents
FINANCIAL ASSETS AND LIABILITIES
Financial assets	43,831	46,084
Cash and cash equivalents | Amortised cost
FINANCIAL ASSETS AND LIABILITIES
Financial assets	43,831	46,084
Restricted cash
FINANCIAL ASSETS AND LIABILITIES
Financial assets	44,182	40,716
Restricted cash | Amortised cost
FINANCIAL ASSETS AND LIABILITIES
Financial assets	44,182	40,716
Trade and other receivables
FINANCIAL ASSETS AND LIABILITIES
Financial assets	13,760	21,106
Trade and other receivables | Amortised cost
FINANCIAL ASSETS AND LIABILITIES
Financial assets	13,760	21,106
Contract assets
FINANCIAL ASSETS AND LIABILITIES
Financial assets	731
Contract assets | Amortised cost
FINANCIAL ASSETS AND LIABILITIES
Financial assets	731
Amount due from related parties
FINANCIAL ASSETS AND LIABILITIES
Financial assets	21,478	21,912
Amount due from related parties | Amortised cost
FINANCIAL ASSETS AND LIABILITIES
Financial assets	1,539	2,740
Amount due from related parties | FVTPL
FINANCIAL ASSETS AND LIABILITIES
Financial assets	19,939	19,172
Other non-current assets
FINANCIAL ASSETS AND LIABILITIES
Financial assets	13,852	9,167
Other non-current assets | Amortised cost
FINANCIAL ASSETS AND LIABILITIES
Financial assets	8,216	$ 9,167
Other non-current assets | FVTPL
FINANCIAL ASSETS AND LIABILITIES
Financial assets	$ 5,636